Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Interest Expense	$ 2,669	$ 3,065
Unrealized Gain On Loans Held For Sale	$ 110	$ 24
Impaired loans [Member] | Commercial: Real Estate [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Average of Inputs	8.00%	34.00%
Impaired loans [Member] | Commercial: Real Estate [Member] | Minimum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	8.00%	20.00%
Impaired loans [Member] | Commercial: Real Estate [Member] | Maximum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	8.00%	90.00%
Impaired loans [Member] | Commercial: Land [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Average of Inputs	10.00%	18.00%
Impaired loans [Member] | Commercial: Land [Member] | Minimum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	10.00%	10.00%
Impaired loans [Member] | Commercial: Land [Member] | Maximum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	10.00%	20.00%
Impaired loans [Member] | Commercial Mortgage [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Average of Inputs	10.00%	7.00%
Impaired loans [Member] | Commercial Mortgage [Member] | Minimum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	0.00%	0.00%
Impaired loans [Member] | Commercial Mortgage [Member] | Maximum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	20.00%	20.00%
Other real estate owned, net [Member] | Commercial: Real Estate [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Average of Inputs		10.00%
Other real estate owned, net [Member] | Commercial: Real Estate [Member] | Minimum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	0.00%	10.00%
Other real estate owned, net [Member] | Commercial: Real Estate [Member] | Maximum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	0.00%	10.00%
Other real estate owned, net [Member] | Commercial: Land [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Average of Inputs		18.00%
Other real estate owned, net [Member] | Commercial: Land [Member] | Minimum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	0.00%	0.00%
Other real estate owned, net [Member] | Commercial: Land [Member] | Maximum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	0.00%	37.00%
Other real estate owned, net [Member] | Commercial Mortgage [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Average of Inputs	30.00%
Other real estate owned, net [Member] | Commercial Mortgage [Member] | Minimum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	30.00%	0.00%
Other real estate owned, net [Member] | Commercial Mortgage [Member] | Maximum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	30.00%	0.00%
Other real estate owned, net [Member] | Residential Construction Land [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Average of Inputs		20.00%
Other real estate owned, net [Member] | Residential Construction Land [Member] | Minimum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	0.00%	20.00%
Other real estate owned, net [Member] | Residential Construction Land [Member] | Maximum [Member]
Valuation methodology and unobservable inputs for impaired loans and other real estate owned
Fair Value, Range of Inputs	0.00%	20.00%
Estimate of Fair Value Measurement [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Loans Held-for-sale, Fair Value Disclosure	$ 3,581	$ 763